MINERAL PROPERTY INTEREST	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Extractive Industries [Abstract]
MINERAL PROPERTY INTEREST

3.       MINERAL PROPERTY INTEREST:

Helmer-Bovill Property – Latah County, Idaho

In May 2017, the Idaho Department of Lands accepted our operation and reclamation plan. Together with a water rights permit from the Idaho Department of Water Resources, we are able to proceed with development and construction of the mine, subject to obtaining sufficient financing. As a result, Management made the decision to begin capitalizing all development expenditures directly related to the Helmer-Bovill Property.

$

Balance at April 30, 2017	305,850

Engineering and consulting	90,028
Metallurgy	74,226
Permitting and environmental	6,000
Other direct costs	9,709
179,963

Balance at July 31, 2017	485,813

The Company has an undivided 100% interest in 11 State of Idaho mineral leases. The State of Idaho mineral leases are subject to a 5% production royalty on gross sales.

3.       MINERAL PROPERTY INTEREST:

Helmer-Bovill Property – Latah County, Idaho

The Company has an undivided 100% interest in 11 State of Idaho mineral leases. The State of Idaho mineral leases are subject to a 5% production royalty on gross sales.